Employees' Stock Incentive Plans and Management Incentive Plans (Weighted Average Assumptions and Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	7 Months Ended	11 Months Ended	12 Months Ended			1 Months Ended
	Dec. 29, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Jun. 07, 2013
Weighted average assumptions used to estimate the fair value of stock options
Dividend yield		0.00%	3.70%	3.70%	3.90%
Expected volatility		24.30%	19.40%	20.90%	20.50%
Expected term (years)		5 years	7 years	5 years	5 years 6 months
Risk-free interest rate		1.40%	1.00%	1.00%	1.70%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Number of Options			8,608,000	9,768,000	12,921,000
Options granted, Number of Options	14,300,000	1,540,000		1,649,000	1,733,000
Options exercised, Number of Options		(3,504,000)		(2,798,000)	(4,813,000)
Options cancelled/forfeited and returned to the plan, Number of Options		(110,000)		(11,000)	(73,000)
Ending Balance, Number of Options	14,300,000	14,300,000	6,534,000	8,608,000	9,768,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning of Period, Weighted Average Exercise Price			$ 45.69	$ 42.38	$ 39.36
Options granted, Weighted Average Exercise Price	$ 10.00	$ 55.72		$ 52.19	$ 46.42
Options exercised, Weighted Average Exercise Price		$ 42.35		$ 37.99	$ 35.73
Options cancelled/forfeited and returned to the plan, Weighted Average Exercise Price		$ 50.67		$ 38.38	$ 42.81
End of Period, Weighted Average Exercise Price	$ 10.00	$ 10.00	$ 49.76	$ 45.69	$ 42.38	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Beginning of Period, Aggregate Intrinsic Value			$ 393,290	$ 413,944	$ 508,611
Options granted, Aggregate Intrinsic Value	143,000	85,828		86,068	80,460
Options exercised, Aggregate Intrinsic Value		(148,376)		(106,287)	(171,980)
Options cancelled/forfeited and returned to the plan, Aggregate Intrinsic Value		(5,616)		(435)	(3,147)
End of Period, Aggregate Intrinsic Value	143,000	143,000	325,126	393,290	413,944	0
Options vested and exercisable, Number of Options	0	0	2,573,000	4,418,000	5,744,000	0
Options vested and exercisable, Weighted Average Exercise Price	$ 0.00	$ 0.00	$ 48.01	$ 43.90	$ 40.65	$ 0.00
Options vested and exercisable, Aggregate Intrinsic Value	0	0	123,502	193,942	233,507	0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised, Number of Options						(25,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options exercised, Weighted Average Exercise Price						$ 34.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Options exercised, Aggregate Intrinsic Value						(850)
Exercises Settled In Cash [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised, Number of Options						(6,509,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options exercised, Weighted Average Exercise Price						$ 49.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Options exercised, Aggregate Intrinsic Value						$ (324,276)